Naturaleaf Asset Acquisition (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Purchase price as of the acquisition

Cash	$--
Inventory	150,000
Property, plant and equipment	92,523
Long Term Deposits	6,000
Identifiable intangible assets	1,111,161
Goodwill	1,530,316
Accounts payable	--
Total consideration	$2,890,000

Pro Forma Financial Information

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Total Revenues	$808,243	$1,162,406	$1,712,496	$2,468,724
Loss from Operations	$(351,728)	$(8,908)	$(383,864)	$(88,189)

Basic and diluted loss per share	$—	$—	$—	$—